DERIVATIVE FINANCIAL INSTRUMENTS - Fair Value by Balance Sheet Location (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Other Receivables, Net [Member]
Derivative [Line Items]
Derivative asset	$ 1,648	$ 9,193
Other Receivables, Net [Member] | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Derivative asset	361	607
Other Receivables, Net [Member] | Interest rate swap contracts:
Derivative [Line Items]
Derivative asset	467	7,305
Other Receivables, Net [Member] | Bunker fuel hedges
Derivative [Line Items]
Derivative asset		0
Accrued Liabilities
Derivative [Line Items]
Derivative Liability	(2,926)	(7,004)
Accrued Liabilities | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Derivative Liability	(552)	(986)
Accrued Liabilities | Interest rate swap contracts:
Derivative [Line Items]
Derivative Liability	0	0
Accrued Liabilities | Bunker fuel hedges
Derivative [Line Items]
Derivative Liability		(129)
Other Assets
Derivative [Line Items]
Derivative asset	19,287	29,868
Other Assets | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Derivative asset	0	0
Other Assets | Interest rate swap contracts:
Derivative [Line Items]
Derivative asset	19,287	29,868
Other Assets | Bunker fuel hedges
Derivative [Line Items]
Derivative asset		0
Other Noncurrent Liabilities
Derivative [Line Items]
Derivative Liability	(1,223)
Other Noncurrent Liabilities | Interest rate swap contracts:
Derivative [Line Items]
Derivative Liability	(1,223)
Designated as Hedging Instrument | Other Receivables, Net [Member] | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	690	1,141
Designated as Hedging Instrument | Accrued Liabilities | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative Liability	(1,825)	(5,543)
Designated as Hedging Instrument | Other Assets | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	0	0
Non-designated cash flow hedges | Other Receivables, Net [Member] | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	130	140
Non-designated cash flow hedges | Accrued Liabilities | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative Liability	(549)	(346)
Non-designated cash flow hedges | Other Assets | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	$ 0	$ 0